Share-based Compensation Stock Incentive Plans - Share-based Compensation Expense and Valuation Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Expense
Share-based compensation expense	$ 1.1	$ 1.7	$ 2.5		$ 5.9	$ 5.2
Assumptions
Expected dividend yield					0.00%	0.00%
ABP Sub Inc. 2019 Incentive Award Plan
Share-based Compensation Expense
Share-based compensation expense	1.1	1.7	2.5	$ 3.2	$ 5.9	$ 5.2
Assumptions
Expected volatility, minimum					47.00%	56.00%
Expected volatility, maximum					61.00%	60.00%
Risk-free interest rate, minimum					1.87%	0.79%
Risk-free interest rate, maximum					3.92%	1.33%
ABP Sub Inc. 2019 Incentive Award Plan | Minimum
Assumptions
Expected life (in years)					5 years 9 months	5 years 3 months 18 days
ABP Sub Inc. 2019 Incentive Award Plan | Maximum
Assumptions
Expected life (in years)					6 years 3 months	6 years 3 months
Selling, general and administrative expenses
Share-based Compensation Expense
Share-based compensation expense	1.0	1.5	2.2		$ 4.6	$ 4.4
Research and development expenses
Share-based Compensation Expense
Share-based compensation expense	$ 0.1	$ 0.2	$ 0.3		$ 1.3	$ 0.8